Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
2023	¥ 89,642
2024	22,245
2025 and thereafter	13,210
Less imputed interest	3,464
Total	¥ 121,633